Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities $ in Thousands	Dec. 31, 2021 CAD ($)
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 4,774,728
2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	242,500
2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	171,580
2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	169,415
2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	166,375
2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,756,911
Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,267,947
Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,909,767
Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	54,628
Trade and other payables [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	54,628
Trade and other payables [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	54,628
Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,851
Customer and other deposits [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,376
Customer and other deposits [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	109
Customer and other deposits [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	17
Customer and other deposits [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	206
Customer and other deposits [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	143
Customer and other deposits [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,851
Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	37,740
Satellite performance incentive payments [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	8,903
Satellite performance incentive payments [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	7,466
Satellite performance incentive payments [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,300
Satellite performance incentive payments [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,111
Satellite performance incentive payments [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,169
Satellite performance incentive payments [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	9,791
Satellite performance incentive payments [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	30,705
Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,106
Other financial liabilities [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,106
Other financial liabilities [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,106
Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,582
Interest rate swaps [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,582
Interest rate swaps [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,367
Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	4,671,821
Indebtedness [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	168,905
Indebtedness [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	164,005
Indebtedness [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	164,098
Indebtedness [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	163,058
Indebtedness [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,753,742
Indebtedness [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,258,013
Indebtedness [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 3,814,110